Group Variable Annuity Contracts

Separate Account Eleven

Standard (Series A)

Hartford Life Insurance Company

File No. 333-72042

Supplement Dated August 14, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated August 17, 2007 to your Prospectus

Marshall International Stock Fund Sub-Account – Re-opening

Effective September 24, 2007, the Marshall International Stock Fund Sub-Account will re-open to all Contracts.

Marshall Mid-Cap Value Fund Sub-Account – Re-opening

Effective September 24, 2007, the Marshall Mid Cap Value Sub-Account will re-open to all Contracts.

Goldman Sachs Mid Cap Value Fund Sub-Account - Closing

The Goldman Sachs Mid Cap Value Fund Sub-Account will be closed to Contracts issued after September 24, 2007.

This supplement should be retained with the prospectus for future reference.